LOANS (Details 9) (Bank, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Activity in insider loans granted to the entity's executive officers and directors, including their families and firms
Loans outstanding, beginning of period	$ 11,297,000	$ 8,827,000
New loans	496,000	3,911,000
Net activity on revolving lines of credit	(266,000)	233,000
Repayment	(2,484,000)	(1,674,000)
Loans outstanding, end of period	9,043,000	11,297,000
Unfunded commitments	5,000
Substandard
Activity in insider loans granted to the entity's executive officers and directors, including their families and firms
Loans outstanding, end of period	$ 0	$ 0